Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 25,481	$ 20,502
Accrued legal contingencies	16,000	18,940
Engineering, design and testing services received not invoiced	10,591	9,443
Deposits from customers	3,610	3,573	$ 4,354
Other current liabilities	11,298	13,251	$ 11,780
Total accrued expenses and other current liabilities	$ 66,980	$ 65,709